UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2024

Date of reporting period:	July 1, 2023 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam International Equity Fund
Class A [POVSX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A shares of Putnam International Equity Fund returned 11.25%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSA-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.25	6.81	3.76
Class A (with sales charge)	4.86	5.55	3.15
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSA-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSA-0824

Putnam International Equity Fund
Class B [POVBX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$205	1.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class B shares of Putnam International Equity Fund returned 10.47%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSB-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class B (without sales charge)	10.47	6.02	3.14
Class B (with sales charge)	5.47	5.70	3.14
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSB-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective September 5, 2024 (the “Conversion Date”), Class B shares of the Fund acquired prior to the Conversion Date will convert automatically to Class A shares.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSB-0824

Putnam International Equity Fund
Class C [PIGCX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class C shares of Putnam International Equity Fund returned 10.44%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSC-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.44	6.02	3.15
Class C (with sales charge)	9.44	6.02	3.15
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSC-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSC-0824

Putnam International Equity Fund
Class R [PIERX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$153	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R shares of Putnam International Equity Fund returned 11.00%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	11.00	6.54	3.50
Class R (with sales charge)	11.00	6.54	3.50
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSR-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSR-0824

Putnam International Equity Fund
Class R5 [POVDX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R5 shares of Putnam International Equity Fund returned 11.66%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSR5-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R5 (without sales charge)	11.66	7.16	4.10
Class R5 (with sales charge)	11.66	7.16	4.10
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSR5-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSR5-0824

Putnam International Equity Fund
Class R6 [POVEX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R6 shares of Putnam International Equity Fund returned 11.76%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSR6-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	11.76	7.26	4.20
Class R6 (with sales charge)	11.76	7.26	4.20
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSR6-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSR6-0824

Putnam International Equity Fund
Class Y [POVYX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$101	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class Y shares of Putnam International Equity Fund returned 11.58%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions relative to the benchmark in:
↑	Mitsubishi UFJ Financial group, a Japanese banking group
↑	Prysmian, a producer of electrical cable for the energy and telecommunications sectors
↑	Japan Exchange Group, a financial services company

Top detractors from performance:
Overweight positions relative to the benchmark in:
↓	Worldline of France, a provider of digital payment solutions
↓	Prudential, a U.K.-based multinational insurance company
↓	CK Hutchison Holdings, a Hong Kong-based global conglomerate
Putnam International Equity Fund	PAGE 1	39047-ATSY-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class Y (without sales charge)	11.58	7.08	4.02
Class Y (with sales charge)	11.58	7.08	4.02
MSCI All Country World ex-US Index-NR	11.62	5.55	3.84
MSCI EAFE Index-NR	11.54	6.46	4.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$736,885,221
Total Number of Portfolio Holdings*	169
Total Management Fee Paid	$4,730,191
Portfolio Turnover Rate	76%
*	Includes derivatives, if applicable.
Putnam International Equity Fund	PAGE 2	39047-ATSY-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSY-0824

Item 2. Code of Ethics:

a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
June 30, 2024	$71,458	$ —	$9,447	$ —
June 30, 2023	$84,629	$ —	$12,227	$ —

For the fiscal years ended June 30, 2024 and June 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $924,410 and $253,970 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
June 30, 2024	$ —	$861,000	$53,000	$914,963
June 30, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
International Equity Fund

Financial Statements and Other Important Information

Annual | June 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Putnam International Equity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam International Equity Fund (the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

International Equity Fund 1

The fund’s portfolio 6/30/24

COMMON STOCKS (98.0%)*	Shares	Value
Australia (1.7%)
BHP Group, Ltd. (ASE Exchange)	428,717	$12,281,203
		12,281,203
Canada (3.3%)
Canadian National Railway Co.	156,500	18,493,323
Cenovus Energy, Inc.	314,741	6,186,459
		24,679,782
Denmark (2.5%)
NKT A/S †	76,264	6,644,708
Novo Nordisk A/S Class B	80,078	11,439,636
		18,084,344
France (10.2%)
Accor SA	248,444	10,243,182
AXA SA	243,102	8,004,701
Danone SA	115,865	7,071,251
Euronext NV	117,181	10,817,979
STMicroelectronics NV	251,799	9,819,175
Thales SA	98,587	15,841,381
Vinci SA	126,584	13,315,978
		75,113,647
Germany (5.0%)
Deutsche Boerse AG	54,233	11,086,010
Merck KGaA	38,532	6,384,941
Siemens AG	104,098	19,361,098
		36,832,049
Hong Kong (3.1%)
AIA Group, Ltd.	664,600	4,506,619
CK Hutchison Holdings, Ltd.	2,939,000	14,068,125
Jardine Matheson Holdings, Ltd.	118,500	4,188,258
		22,763,002
Ireland (3.4%)
Bank of Ireland Group PLC	1,327,187	13,826,199
Ryanair Holdings PLC ADR	99,100	11,539,204
		25,365,403
Italy (2.6%)
Prysmian SpA	315,030	19,408,653
		19,408,653
Japan (22.6%)
Asahi Group Holdings, Ltd.	330,300	11,667,136
Hoya Corp.	144,700	16,931,012
ITOCHU Corp.	214,900	10,544,629
Japan Exchange Group, Inc.	217,100	5,089,317
Keyence Corp.	25,000	11,029,385
Mitsubishi Electric Corp.	971,400	15,528,664
Mitsubishi UFJ Financial Group, Inc.	1,875,800	20,237,838
Nintendo Co., Ltd.	209,200	11,177,753
Nippon Sanso Holdings Corp.	471,000	14,013,117
Nomura Holdings, Inc.	2,134,300	12,314,920
Renesas Electronics Corp.	587,400	11,090,718
SoftBank Group Corp.	112,900	7,360,523
Sony Group Corp.	103,100	8,760,610
Sumitomo Mitsui Financial Group, Inc.	167,200	11,183,890
		166,929,512
Netherlands (6.2%)
ASML Holding NV	23,687	24,437,821
Universal Music Group NV	255,254	7,566,572
Wolters Kluwer NV	81,194	13,422,273
		45,426,666

2 International Equity Fund

COMMON STOCKS (98.0%)* cont.	Shares	Value
South Korea (3.9%)
HD Hyundai Electric Co., Ltd.	15,564	$3,519,213
Samsung Electronics Co., Ltd. (Preference)	544,847	25,020,600
		28,539,813
Spain (1.5%)
Coca-Cola Europacific Partners PLC	150,300	10,952,361
		10,952,361
Switzerland (3.6%)
Lonza Group AG	17,735	9,638,167
Nestle SA	63,426	6,474,370
Sandoz Group AG	282,663	10,226,904
		26,339,441
Taiwan (3.4%)
Hon Hai Precision Industry Co., Ltd.	1,867,000	12,238,525
Taiwan Semiconductor Manufacturing Co., Ltd.	433,000	12,878,073
		25,116,598
United Kingdom (19.6%)
AstraZeneca PLC	131,815	20,549,430
BP PLC	1,993,052	12,009,101
Compass Group PLC	736,244	20,044,994
Experian PLC	347,338	16,107,383
GSK PLC	544,739	10,498,709
InterContinental Hotels Group PLC	62,033	6,503,692
Lloyds Banking Group PLC	23,992,078	16,621,950
London Stock Exchange Group PLC	103,296	12,244,381
Persimmon PLC	714,752	12,148,885
Prudential PLC	725,936	6,585,625
Tesco PLC	2,837,875	10,986,770
		144,300,920
United States (5.4%)
CRH PLC (London Exchange)	283,000	20,982,004
Linde PLC	43,150	18,934,649
		39,916,653
Total common stocks (cost $609,734,406)		$722,050,047

SHORT-TERM INVESTMENTS (1.6%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	8,745,769	$8,745,769
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	960,000	960,000
U.S. Treasury Bills 5.378%, 7/23/24 ∆		$1,050,000	1,046,631
U.S. Treasury Bills 5.383%, 8/27/24 ∆		1,000,000	991,696
Total short-term investments (cost $11,744,127)			$11,744,096

TOTAL INVESTMENTS
Total investments (cost $621,478,533)	$733,794,143

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $736,885,221.
†	This security is non-income-producing.
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $538,388 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

International Equity Fund 3

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Industrials	24.7%
Financials	18.0
Information technology	14.5
Health care	11.6

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $520,078,922)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/24	$10,909,601	$10,824,986	$84,615
	Australian Dollar	Sell	7/17/24	10,909,601	10,902,439	(7,162)
	Australian Dollar	Buy	10/16/24	10,933,292	10,927,189	6,103
	British Pound	Sell	9/18/24	6,219,753	6,281,049	61,296
	Canadian Dollar	Buy	7/17/24	1,688,242	1,687,843	399
	Canadian Dollar	Sell	7/17/24	1,688,242	1,714,897	26,655
	Canadian Dollar	Sell	10/16/24	1,691,930	1,691,466	(464)
	Japanese Yen	Buy	8/21/24	5,567,817	5,783,298	(215,481)
	New Taiwan Dollar	Sell	8/21/24	3,843,859	3,840,694	(3,165)
	Norwegian Krone	Buy	9/18/24	4,377,686	4,424,043	(46,357)
	Swedish Krona	Buy	9/18/24	2,393,808	2,427,642	(33,834)
	Swiss Franc	Buy	9/18/24	6,665,320	6,702,819	(37,499)
Barclays Bank PLC
	British Pound	Sell	9/18/24	9,496,017	9,590,554	94,537
	Canadian Dollar	Buy	7/17/24	2,901,921	2,901,414	507
	Canadian Dollar	Sell	7/17/24	2,901,921	2,947,867	45,946
	Canadian Dollar	Sell	10/16/24	2,908,262	2,907,515	(747)
	Euro	Buy	9/18/24	2,057,874	2,059,582	(1,708)
	Hong Kong Dollar	Buy	8/21/24	1,509,317	1,507,959	1,358
	New Taiwan Dollar	Sell	8/21/24	19,920,510	19,992,561	72,051
	Swedish Krona	Buy	9/18/24	1,088,897	1,104,560	(15,663)
	Swiss Franc	Buy	9/18/24	5,072,941	5,100,646	(27,705)
Citibank, N.A.
	Australian Dollar	Buy	7/17/24	254,533	252,549	1,984
	Australian Dollar	Sell	7/17/24	254,533	254,318	(215)
	Australian Dollar	Buy	10/16/24	255,085	254,885	200
Goldman Sachs International
	British Pound	Sell	9/18/24	2,118,700	2,139,630	20,930
	South Korean Won	Sell	8/21/24	24,744,138	25,008,218	264,080
	Swedish Krona	Buy	9/18/24	1,896,469	1,923,581	(27,112)
	Swiss Franc	Buy	9/18/24	8,090,754	8,135,538	(44,784)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/24	9,934,849	9,853,403	81,446
	Australian Dollar	Sell	7/17/24	9,934,849	9,871,462	(63,387)
	Australian Dollar	Buy	10/16/24	7,991,784	7,987,156	4,628
	Chinese Yuan (Offshore)	Sell	8/21/24	2,836,730	2,875,524	38,794
	Danish Krone	Buy	9/18/24	7,083,014	7,184,013	(100,999)
	Hong Kong Dollar	Sell	8/21/24	2,789,009	2,789,787	778
	Singapore Dollar	Buy	8/21/24	4,960,040	4,985,400	(25,360)
	Swiss Franc	Buy	9/18/24	1,092,219	1,098,283	(6,064)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/18/24	3,433,607	3,467,614	34,007
	Chinese Yuan (Offshore)	Sell	8/21/24	2,360,734	2,392,436	31,702
	Danish Krone	Buy	9/18/24	2,403,961	2,443,367	(39,406)
	Euro	Buy	9/18/24	2,701,981	2,749,451	(47,470)
	Hong Kong Dollar	Sell	8/21/24	652,189	652,358	169
	New Zealand Dollar	Buy	7/17/24	278,054	275,699	2,355
	New Zealand Dollar	Sell	7/17/24	278,054	278,794	740

4 International Equity Fund

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $520,078,922) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
	New Zealand Dollar	Buy	10/16/24	$278,041	$278,778	$(737)
	South Korean Won	Sell	8/21/24	4,629,297	4,666,973	37,676
	Swedish Krona	Buy	9/18/24	5,841,882	5,924,002	(82,120)
	Swiss Franc	Buy	9/18/24	1,899,867	1,910,560	(10,693)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/17/24	6,158,169	6,109,280	48,889
	Australian Dollar	Sell	7/17/24	6,158,169	6,153,757	(4,412)
	Australian Dollar	Buy	10/16/24	6,171,542	6,167,719	3,823
	British Pound	Sell	9/18/24	260,047	262,536	2,489
	Canadian Dollar	Buy	7/17/24	10,089,306	10,086,088	3,218
	Canadian Dollar	Sell	7/17/24	10,089,306	10,200,693	111,387
	Canadian Dollar	Sell	10/16/24	10,111,350	10,107,256	(4,094)
	Danish Krone	Buy	9/18/24	2,217,004	2,253,191	(36,187)
	Euro	Buy	9/18/24	13,038,863	13,287,462	(248,599)
	Japanese Yen	Sell	8/21/24	5,205,856	5,345,686	139,830
	New Zealand Dollar	Buy	7/17/24	1,163,565	1,153,659	9,906
	New Zealand Dollar	Sell	7/17/24	1,163,565	1,166,620	3,055
	New Zealand Dollar	Buy	10/16/24	1,163,507	1,166,475	(2,968)
	Swedish Krona	Buy	9/18/24	6,304,183	6,394,552	(90,369)
NatWest Markets PLC
	Canadian Dollar	Buy	7/17/24	3,447,631	3,446,841	790
	Canadian Dollar	Sell	7/17/24	3,447,631	3,501,506	53,875
	Canadian Dollar	Sell	10/16/24	3,455,164	3,454,046	(1,118)
	Swedish Krona	Buy	9/18/24	5,963,155	6,048,386	(85,231)
	Swiss Franc	Buy	9/18/24	6,165,160	6,199,425	(34,265)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/24	1,133,384	1,130,178	3,206
	Australian Dollar	Sell	7/17/24	1,133,384	1,129,504	(3,880)
	British Pound	Sell	9/18/24	2,016,883	2,064,859	47,976
	Canadian Dollar	Buy	7/17/24	2,937,386	2,909,997	27,389
	Canadian Dollar	Sell	7/17/24	2,937,386	2,958,450	21,064
	Canadian Dollar	Sell	10/16/24	7,475	7,472	(3)
	Chinese Yuan (Offshore)	Buy	8/21/24	6,722,864	6,814,069	(91,205)
	Euro	Buy	9/18/24	5,917,140	5,936,485	(19,345)
	Hong Kong Dollar	Sell	8/21/24	8,588,266	8,593,363	5,097
	Israeli Shekel	Buy	7/17/24	4,338,937	4,413,981	(75,044)
	Israeli Shekel	Sell	7/17/24	4,338,937	4,362,352	23,415
	Israeli Shekel	Buy	10/16/24	4,357,326	4,382,051	(24,725)
	Japanese Yen	Buy	8/21/24	8,917,507	9,297,258	(379,751)
	Japanese Yen	Sell	8/21/24	9,009,724	9,277,858	268,134
	Singapore Dollar	Buy	8/21/24	5,461,662	5,490,321	(28,659)
	Swiss Franc	Buy	9/18/24	7,983,914	8,031,681	(47,767)
Toronto-Dominion Bank
	Australian Dollar	Buy	7/17/24	11,208,714	11,121,208	87,506
	Australian Dollar	Sell	7/17/24	11,208,714	11,198,259	(10,455)
	Australian Dollar	Buy	10/16/24	10,097,208	10,091,074	6,134
	British Pound	Sell	9/18/24	4,619,503	4,665,101	45,598
	Canadian Dollar	Buy	7/17/24	3,695,588	3,694,588	1,000
	Canadian Dollar	Sell	7/17/24	3,695,588	3,753,401	57,813
	Canadian Dollar	Sell	10/16/24	3,703,662	3,702,450	(1,212)
	Swiss Franc	Buy	9/18/24	1,992,664	2,003,760	(11,096)
UBS AG
	British Pound	Sell	9/18/24	10,845,074	10,931,393	86,319
	Canadian Dollar	Buy	7/17/24	1,817,741	1,809,922	7,819

International Equity Fund 5

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $520,078,922) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
UBS AG cont.
	Canadian Dollar	Sell	7/17/24	$1,817,741	$1,807,705	$(10,036)
	Canadian Dollar	Sell	10/16/24	588,893	588,711	(182)
	Euro	Buy	9/18/24	6,078,812	6,230,301	(151,489)
	Hong Kong Dollar	Buy	8/21/24	2,927,021	2,927,678	(657)
	Japanese Yen	Buy	8/21/24	1,035,680	1,076,945	(41,265)
	Swiss Franc	Buy	9/18/24	6,742,389	6,777,506	(35,117)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/24	6,936,649	6,881,591	55,058
	Australian Dollar	Sell	7/17/24	6,936,649	6,930,713	(5,936)
	Australian Dollar	Buy	10/16/24	6,951,712	6,946,221	5,491
	Canadian Dollar	Buy	7/17/24	3,107,906	3,107,131	775
	Canadian Dollar	Sell	7/17/24	3,107,906	3,156,554	48,648
	Canadian Dollar	Sell	10/16/24	3,114,696	3,113,755	(941)
	Hong Kong Dollar	Sell	8/21/24	2,143,181	2,143,735	554
	Swiss Franc	Buy	9/18/24	1,133,112	1,139,361	(6,249)
Unrealized appreciation						2,089,214
Unrealized (depreciation)						(2,290,389)
Total						$(201,175)
* The exchange currency for all contracts listed is the United States Dollar.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$12,281,203	$—
Canada	24,679,782	—	—
Denmark	—	18,084,344	—
France	—	75,113,647	—
Germany	—	36,832,049	—
Hong Kong	—	22,763,002	—
Ireland	11,539,204	13,826,199	—
Italy	—	19,408,653	—
Japan	—	166,929,512	—
Netherlands	—	45,426,666	—
South Korea	—	28,539,813	—
Spain	10,952,361	—	—
Switzerland	—	26,339,441	—
Taiwan	—	25,116,598	—
United Kingdom	—	144,300,920	—
United States	18,934,649	20,982,004	—
Total common stocks	66,105,996	655,944,051	—
Short-term investments	960,000	10,784,096	—
Totals by level	$67,065,996	$666,728,147	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(201,175)	$—
Totals by level	$—	$(201,175)	$—

The accompanying notes are an integral part of these financial statements.

6 International Equity Fund

Financial Statements

Statement of assets and liabilities

6/30/24

ASSETS
Investment in securities, at value (Notes 1 and 5):
Unaffiliated issuers (identified cost $612,732,764)	$725,048,374
Affiliated issuers (identified cost $8,745,769) (Notes 1 and 5)	8,745,769
Cash	1,557,937
Foreign currency (cost $864,728) (Note 1)	880,124
Dividends, interest and other receivables	1,591,694
Foreign tax reclaim	5,482,322
Receivable for shares of the fund sold	420,910
Receivable for investments sold	2,559,296
Unrealized appreciation on forward currency contracts (Note 1)	2,089,214
Prepaid assets	60,583
Total assets	748,436,223

LIABILITIES
Payable for investments purchased	4,782,078
Payable for shares of the fund repurchased	401,837
Payable for compensation of Manager (Note 2)	814,761
Payable for custodian fees (Note 2)	26,094
Payable for investor servicing fees (Note 2)	371,034
Payable for Trustee compensation and expenses (Note 2)	530,662
Payable for administrative services (Note 2)	1,749
Payable for distribution fees (Note 2)	373,837
Unrealized depreciation on forward currency contracts (Note 1)	2,290,389
Collateral on certain derivative contracts, at value (Notes 1 and 8)	960,000
IRS closing agreement payable (Note 1)	823,266
Other accrued expenses	175,295
Total liabilities	11,551,002
Net assets	$736,885,221

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$614,337,710
Total distributable earnings (Note 1)	122,547,511
Total — Representing net assets applicable to capital shares outstanding	$736,885,221

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($581,405,887 divided by 22,020,421 shares)	$26.40
Offering price per class A share (100/94.25 of $26.40)*	$28.01
Net asset value and offering price per class B share ($410,444 divided by 16,558 shares)**	$24.79
Net asset value and offering price per class C share ($4,788,552 divided by 188,882 shares)**	$25.35
Net asset value, offering price and redemption price per class R share ($1,110,151 divided by 42,897 shares)	$25.88
Net asset value, offering price and redemption price per class R5 share ($12,721 divided by 464 shares)†	$27.44
Net asset value, offering price and redemption price per class R6 share ($29,197,733 divided by 1,078,599 shares)	$27.07
Net asset value, offering price and redemption price per class Y share ($119,959,733 divided by 4,462,635 shares)	$26.88
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

International Equity Fund  7

Statement of operations

Year ended 6/30/24

Investment income
Dividends (net of foreign taxes paid of $1,211,667)	$16,336,785
Other income (net of IRS closing agreement of $823,266) (Note 1)	5,229,363
Interest (including interest income of $652,826 from investments in affiliated issuers) (Note 5)	914,674
Securities lending (net of expenses) (Notes 1 and 5)	2,650
Total investment income	22,483,472

EXPENSES
Compensation of Manager (Note 2)	4,730,191
Investor servicing fees (Note 2)	1,487,545
Custodian fees (Note 2)	106,476
Trustee compensation and expenses (Note 2)	35,512
Distribution fees (Note 2)	1,492,733
Administrative services (Note 2)	19,470
Other	421,742
Total expenses	8,293,669
Expense reduction (Note 2)	(19,135)
Net expenses	8,274,534
Net investment income	14,208,938

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	40,483,719
Foreign currency transactions (Note 1)	(347,804)
Forward currency contracts (Note 1)	2,035,569
Total net realized gain	42,171,484
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	21,570,214
Assets and liabilities in foreign currencies	49,581
Forward currency contracts	(464,153)
Total change in net unrealized appreciation	21,155,642
Net gain on investments	63,327,126
Net increase in net assets resulting from operations	$77,536,064

The accompanying notes are an integral part of these financial statements.

8  International Equity Fund

Statement of changes in net assets

	Year ended 6/30/24	Year ended 6/30/23
Increase in net assets
Operations
Net investment income	$14,208,938	$9,601,098
Net realized gain (loss) on investments and foreign currency transactions	42,171,484	(19,932,406)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	21,155,642	138,927,502
Net increase in net assets resulting from operations	77,536,064	128,596,194
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(10,724,402)	—
Class B	(5,200)	—
Class C	(53,775)	—
Class R	(16,735)	—
Class R5	(250)	—
Class R6	(720,416)	—
Class Y	(2,364,277)	—
Decrease from capital share transactions (Note 4)	(52,385,481)	(63,487,454)
Total increase in net assets	11,265,528	65,108,740
Net assets
Beginning of year	725,619,693	660,510,953
End of year	$736,885,221	$725,619,693

The accompanying notes are an integral part of these financial statements.

International Equity Fund  9

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
June 30, 2024	$24.18	.48	2.21	2.69	(.47)	—	—	(.47)	$26.40	11.25	$581,406	1.20	1.92	76
June 30, 2023	20.01	.30	3.87	4.17	—	—	—	—	24.18	20.84	575,684	1.26	1.36	64
June 30, 2022	28.93	.48 [e]	(5.81)	(5.33)	(.41)	(3.15)	(.03)	(3.59)	20.01	(20.88)	526,727	1.26 [f]	1.87 [e]	89
June 30, 2021	22.21	.19	7.21	7.40	(.30)	(.38)	—	(.68)	28.93	33.64	716,014	1.23	.72	91
June 30, 2020	23.07	.22	(.69)	(.47)	(.34)	—	(.05)	(.39)	22.21	(2.20)	591,165	1.20	.97	84
Class B
June 30, 2024	$22.59	.16 [d]	2.20	2.36	(.16)	—	—	(.16)	$24.79	10.47	$410	1.95	.70 [d]	76
June 30, 2023	18.84	.09	3.66	3.75	—	—	—	—	22.59	19.90	1,210	2.01	.45	64
June 30, 2022	27.38	.25 [e]	(5.45)	(5.20)	(.16)	(3.15)	(.03)	(3.34)	18.84	(21.45)	2,119	2.01 [f]	1.02 [e]	89
June 30, 2021	21.03	(.02)	6.84	6.82	(.09)	(.38)	—	(.47)	27.38	32.62	4,127	1.98	(.07)	91
June 30, 2020	21.89	.05	(.67)	(.62)	(.21)	—	(.03)	(.24)	21.03	(2.94)	4,752	1.95	.22	84
Class C
June 30, 2024	$23.19	.25	2.16	2.41	(.25)	—	—	(.25)	$25.35	10.44	$4,789	1.95	1.06	76
June 30, 2023	19.34	.11	3.74	3.85	—	—	—	—	23.19	19.91	6,224	2.01	.53	64
June 30, 2022	28.00	.26 [e]	(5.60)	(5.34)	(.14)	(3.15)	(.03)	(3.32)	19.34	(21.44)	7,679	2.01 [f]	1.03 [e]	89
June 30, 2021	21.51	(.02)	6.99	6.97	(.10)	(.38)	—	(.48)	28.00	32.63	14,722	1.98	(.07)	91
June 30, 2020	22.40	.05	(.68)	(.63)	(.23)	—	(.03)	(.26)	21.51	(2.94)	15,288	1.95	.23	84
Class R
June 30, 2024	$23.71	.42	2.16	2.58	(.41)	—	—	(.41)	$25.88	11.00	$1,110	1.45	1.71	76
June 30, 2023	19.67	.24	3.80	4.04	—	—	—	—	23.71	20.54	1,022	1.51	1.12	64
June 30, 2022	28.49	.40 [e]	(5.71)	(5.31)	(.33)	(3.15)	(.03)	(3.51)	19.67	(21.08)	789	1.51 [f]	1.54 [e]	89
June 30, 2021	21.83	.11	7.10	7.21	(.17)	(.38)	—	(.55)	28.49	33.26	1,553	1.48	.43	91
June 30, 2020	22.66	.16	(.68)	(.52)	(.27)	—	(.04)	(.31)	21.83	(2.44)	1,688	1.45	.71	84
Class R5
June 30, 2024	$25.10	.60	2.29	2.89	(.55)	—	—	(.55)	$27.44	11.66	$13.89		2.28	76
June 30, 2023	20.70	.31	4.09	4.40	—	—	—	—	25.10	21.26	11.93		1.41	64
June 30, 2022	29.80	.58 [e]	(6.00)	(5.42)	(.50)	(3.15)	(.03)	(3.68)	20.70	(20.62)	23	.95 [f]	2.21 [e]	89
June 30, 2021	22.65	.22	7.45	7.67	(.14)	(.38)	—	(.52)	29.80	34.07	30.90		.86	91
June 30, 2020	23.48	.33	(.75)	(.42)	(.36)	—	(.05)	(.41)	22.65	(1.93)	370.86		1.41	84
Class R6
June 30, 2024	$24.77	.58	2.29	2.87	(.57)	—	—	(.57)	$27.07	11.76	$29,198.79		2.27	76
June 30, 2023	20.42	.41	3.94	4.35	—	—	—	—	24.77	21.30	31,335.83		1.83	64
June 30, 2022	29.45	.60 [e]	(5.92)	(5.32)	(.53)	(3.15)	(.03)	(3.71)	20.42	(20.53)	23,487	.85 [f]	2.31 [e]	89
June 30, 2021	22.59	.30	7.35	7.65	(.41)	(.38)	—	(.79)	29.45	34.22	29,354.80		1.11	91
June 30, 2020	23.45	.33	(.72)	(.39)	(.42)	—	(.05)	(.47)	22.59	(1.83)	27,486.76		1.42	84
Class Y
June 30, 2024	$24.60	.56	2.25	2.81	(.53)	—	—	(.53)	$26.88	11.58	$119,960.95		2.21	76
June 30, 2023	20.31	.36	3.93	4.29	—	—	—	—	24.60	21.12	110,134	1.01	1.63	64
June 30, 2022	29.32	.56 [e]	(5.90)	(5.34)	(.49)	(3.15)	(.03)	(3.67)	20.31	(20.68)	99,686	1.01 [f]	2.14 [e]	89
June 30, 2021	22.50	.26	7.30	7.56	(.36)	(.38)	—	(.74)	29.32	33.95	128,719.98		.99	91
June 30, 2020	23.35	.28	(.70)	(.42)	(.38)	—	(.05)	(.43)	22.50	(1.96)	90,755.95		1.23	84

The accompanying notes are an integral part of these financial statements.

10  International Equity Fund

Financial highlights cont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges./TD>
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	The net investment income ratio and per share amount shown for the period ended June 30, 2024 may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.
[e]	Reflects a dividend received by the fund from a single issuer which amounted to the following amounts:
	Per share	Percentage of average net assets
Class A	$0.22	0.87%
Class B	0.22	0.90
Class C	0.22	0.89
Class R	0.24	0.95
Class R5	0.23	0.89
Class R6	0.23	0.87
Class Y	0.23	0.87
[f]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

International Equity Fund  11

Notes to financial statements  6/30/24

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam International Equity Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act, as a diversified open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam Management may also consider other factors that it believes will cause the stock price to rise. The fund invests mainly in developed countries but may invest in emerging markets. At times Putnam Management may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, we typically use foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R†	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various

12 International Equity Fund

relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $857,522 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $538,388 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for

International Equity Fund 13

temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the fund during a fiscal year exceed foreign withholding taxes paid by the fund, and the fund previously passed through to its shareholders foreign taxes incurred by the fund to be used as a credit or deduction on a shareholder’s income tax return, the fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the funds’ shareholders. During the Reporting Period the fund received EU reclaims in excess of the foreign taxes paid during the year. The fund determined to enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statements of Operations.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$2,883,070	$—	$2,883,070

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, and from foreign currency gains and losses. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,821,826 to increase undistributed net investment income and $1,821,826 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$132,627,464
Unrealized depreciation	(23,951,786)
Net unrealized appreciation	108,675,678
Undistributed ordinary income	3,783,373
Capital loss carryforward	(2,883,070)
Undistributed long-term gains	9,807,412
Cost for federal income tax purposes	$624,917,290

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.850%	of the first $5 billion,
0.800%	of the next $5 billion,
0.750%	of the next $10 billion,
0.700%	of the next $10 billion,
0.650%	of the next $50 billion,
0.630%	of the next $50 billion,
0.620%	of the next $100 billion and
0.615%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the MSCI EAFE Index (Net Dividends) measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.657% of the fund’s average net assets, which included an effective base fee of 0.686% and a decrease of 0.029% ($208,410) based on performance.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new subadvisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through October 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date

14 International Equity Fund

period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continue to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,217,241
Class B	1,595
Class C	11,237
Class R	2,170
Class R5	18
Class R6	15,201
Class Y	240,083
Total	$1,487,545

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $19,135 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $572, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b-1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,427,494
Class B	1.00%	1.00%	7,459
Class C	1.00%	1.00%	52,688
Class R	1.00%	0.50%	5,092
Total			$1,492,733

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $19,752 from the sale of class A shares and received no monies and $507 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $102 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$533,128,852	$577,165,275
U.S. government securities (Long-term)	—	—
Total	$533,128,852	$577,165,275

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

International Equity Fund 15

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	507,634	$12,561,216	678,325	$14,704,440
Shares issued in connection with reinvestment of distributions	408,234	10,136,446	—	—
	915,868	22,697,662	678,325	14,704,440
Shares repurchased	(2,706,782)	(67,264,385)	(3,190,364)	(67,712,765)
Net decrease	(1,790,914)	$(44,566,723)	(2,512,039)	$(53,008,325)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	119	$2,851	—	$—
Shares issued in connection with reinvestment of distributions	214	4,997	—	—
	333	7,848	—	—
Shares repurchased	(37,323)	(865,074)	(58,943)	(1,190,663)
Net decrease	(36,990)	$(857,226)	(58,943)	$(1,190,663)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	14,639	$347,893	28,882	$608,901
Shares issued in connection with reinvestment of distributions	2,166	51,839	—	—
	16,805	399,732	28,882	608,901
Shares repurchased	(96,321)	(2,277,228)	(157,641)	(3,272,392)
Net decrease	(79,516)	$(1,877,496)	(128,759)	$(2,663,491)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	7,594	$184,731	7,598	$162,401
Shares issued in connection with reinvestment of distributions	644	15,686	—	—
	8,238	200,417	7,598	162,401
Shares repurchased	(8,466)	(201,248)	(4,603)	(101,588)
Net increase (decrease)	(228)	$(831)	2,995	$60,813
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	611	$13,462
Shares issued in connection with reinvestment of distributions	10	250	—	—
	10	250	611	13,462
Shares repurchased	—	—	(1,286)	(29,051)
Net increase (decrease)	10	$250	(675)	$(15,589)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	393,132	$10,120,561	399,067	$8,912,568
Shares issued in connection with reinvestment of distributions	27,556	699,910	—	—
	420,688	10,820,471	399,067	8,912,568
Shares repurchased	(606,926)	(15,600,883)	(284,654)	(6,496,738)
Net increase (decrease)	(186,238)	$(4,780,412)	114,413	$2,415,830
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,460,566	$37,672,426	906,046	$20,378,629
Shares issued in connection with reinvestment of distributions	82,729	2,088,089	—	—
	1,543,295	39,760,515	906,046	20,378,629
Shares repurchased	(1,556,859)	(40,063,558)	(1,337,417)	(29,464,658)
Net decrease	(13,564)	$(303,043)	(431,371)	$(9,086,029)

At the close of the reporting period, Putnam Investments, LLC owned 464 class R5 shares of the fund (100% of class R5 shares outstanding), valued at $12,721.

16 International Equity Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$28,953,272	$28,953,272	$71,272	$—
Putnam Short Term Investment Fund Class P**	23,717,439	250,533,907	265,505,577	652,826	8,745,769
Total Short-term investments	$23,717,439	$279,487,179	$294,458,849	$724,098	$8,745,769
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$398,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$2,089,214	Payables	$2,290,389
Total		$2,089,214		$2,290,389

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$2,035,569	$2,035,569
Total	$2,035,569	$2,035,569
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(464,153)	$(464,153)
Total	$(464,153)	$(464,153)

International Equity Fund 17

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC
Assets:
Forward currency contracts#	$179,068	$214,399	$2,184	$285,010	$125,646	$106,649	$322,597
Total Assets	$179,068	$214,399	$2,184	$285,010	$125,646	$106,649	$322,597
Liabilities:
Forward currency contracts#	343,962	45,823	215	71,896	195,810	180,426	386,629
Total Liabilities	$343,962	$45,823	$215	$71,896	$195,810	$180,426	$386,629
Total Financial and Derivative Net Assets	$(164,894)	$168,576	$1,969	$213,114	$(70,164)	$(73,777)	$(64,032)
Total collateral received (pledged)†##	$(129,847)	$168,576	$—	$213,114	$(61,454)	$—	$(10,903)
Net amount	$(35,047)	$—	$1,969	$—	$(8,710)	$(73,777)	$(53,129)
Controlled collateral received (including TBA commitments) **	$—	$320,000	$—	$460,000	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(129,847)	$—	$—	$—	$(61,454)	$—	$(10,903)
	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts#	$54,665	$396,281	$198,051	$94,138	$110,526	$2,089,214
Total Assets	$54,665	$396,281	$198,051	$94,138	$110,526	$2,089,214
Liabilities:
Forward currency contracts#	120,614	670,379	22,763	238,746	13,126	2,290,389
Total Liabilities	$120,614	$670,379	$22,763	$238,746	$13,126	$2,290,389
Total Financial and Derivative Net Assets	$(65,949)	$(274,098)	$175,288	$(144,608)	$97,400	$(201,175)
Total collateral received (pledged)†##	$—	$(253,914)	$175,288	$(82,270)	$—
Net amount	$(65,949)	$(20,184)	$—	$(62,338)	$97,400
Controlled collateral received (including TBA commitments) **	$—	$—	$180,000	$—	$—	$960,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$(253,914)	$—	$(82,270)	$—	$(538,388)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

18 International Equity Fund

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $10,788,153 as a capital gain dividend with respect to the taxable year ended June 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

For the reporting period, the fund hereby designates $16,112,601, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $462,372 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

International Equity Fund  19

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
13,859,619	672,963	867,753

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
13,751,585	751,858	896,892

At the meeting, a new Sub-advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
13,723,904	762,250	914,182

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

20 International Equity Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”) and The Putnam Advisory Company, LLC (“PAC”) continues to serve as a sub-adviser to your fund and certain other Putnam funds pursuant to a sub-advisory contract among Putnam Management, PIL and PAC (the “Current Sub-Advisory Contract”). The Current Management Contracts, Current Sub-Management Contract and Current Sub-Advisory Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract, Current Sub-Management Contract and Current Sub-Advisory Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

International Equity Fund 21

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

22 International Equity Fund

© 2024 Franklin Templeton. All rights reserved.	39047-AFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: August 29, 2024